DEPOSIT, PREPAYMENTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Aug. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF DEPOSIT PREPAYMENTS AND OTHER RECEIVABLES

Deposit, prepayments and other receivables consists of the following:

	August 31, 2025	August 31, 2024

Deposits and Prepayments	$51,055	$33,406
Other receivables (Advances to suppliers)	10,621	81,400

Total	$61,676	$114,806